Bonds Payable - Schedule of Bonds Payable (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
New issued bonds	¥ 0	¥ 0	¥ 2,143,348	¥ 2,013,000	$ 300	¥ 2,013,000	$ 300
Interest paid	¥ (626,050)	(1,531,239)	(1,213,186)
Bond [Member]
Disclosure Of Detailed Information Of Bonds Payable [Line Items]
New issued bonds			2,010,782
Interest accrued at effective interest rate		75,707	57,267
Repayment of bonds		(2,163,195)
Interest paid		(135,027)
Exchange differences		79,167	75,299
Carrying value		¥ 0	¥ 2,143,348